SERIES A AND SERIES B CONVERTIBLE PREFERRED SHARES (SERIES A AND SERIES B CONVERTIBLE PREFERRED SHARES)	12 Months Ended
Dec. 31, 2013
SERIES A AND SERIES B CONVERTIBLE PREFERRED SHARES
SERIES A AND SERIES B CONVERTIBLE PREFERRED SHARES
SERIES A AND SERIES B CONVERTIBLE PREFERRED SHARES

10.          SERIES A AND SERIES B CONVERTIBLE PREFERRED SHARES

On October 27, 2008, the Company issued 15,000,000 Series A convertible preferred shares (“Series A preferred shares”) with par value of $0.000067 per share to third party investors for cash proceeds of $5,000, at an issuance price of $0.33 per Series A preferred share. As a part of this financing transaction, Series A preferred share investors required three of the Group’s founding shareholders to place all of their 24,633,333 ordinary shares under restriction. (see Note 12, Nonvested Shares for more details).

The Company determined that there was no beneficial conversion feature attributable to the Series A preferred shares because the initial and subsequent adjusted conversion price of Series A preferred shares was higher than the fair value of the Company’s ordinary shares on issue date of Series A preferred shares. Series A preferred shares were not redeemable.

On June 26, 2009, the Company issued 17,522,725 Series B convertible preferred shares (“Series B preferred shares”) with par value of $0.000067 per share to third party investors for cash proceeds of $11,270, at an issuance price of $0.643 per Series B preferred share.

The Company determined that there was no beneficial conversion feature attributable to the Series B preferred shares because the initial and subsequent adjusted conversion price of Series B preferred shares was higher than the fair value of the Company’s ordinary shares on issue date of Series B preferred shares. Series B preferred shares were not redeemable.

In June 2013 upon the completion of the Company’s IPO, the 15,000,000  Series A preferred shares and 17,522,725 Series B preferred shares were converted into an aggregate of 32,522,725 ordinary shares of the Company.

Key terms of the Series A and Series B preferred shares when they were outstanding are summarized as follows:

Dividends

Only after full payment of dividend or distribution on the Series C preferred shares, the holders of Series B preferred shares and Series A preferred shares would participate on an as-if converted basis with respect to any dividends payable to the ordinary shares on a pro rata and on an as-if converted basis.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Company would be made in the following manners (after satisfaction of all creditors’ claims and claims that may be preferred by law):

1.             If the valuation of the Company immediately prior to such liquidation, dissolution or winding up was at least $300,000, the entire assets of the Company legally available for distribution would be distributed to the holders of Series A preferred shares, Series B preferred shares, Series C preferred shares and ordinary shares on a pro rata basis, according to the relative number of ordinary shares held by each such holder (determined on an as-if converted basis).

2.             If the valuation of the Company immediately prior to such liquidation, dissolution or winding up was less than $300,000, holders of Series C preferred shares would be paid an amount equal to 150% of Series C preferred issuance price plus unpaid dividends if any first. Then Series B preferred shareholders would be paid an amount equal to Series B issuance price plus unpaid dividends if any. Then Series A preferred shareholders would be paid an amount equal to Series A issuance price plus unpaid dividends if any. Any remaining assets would be distributed ratably among Series C preferred shareholders, Series B preferred shareholders, Series A preferred shareholders and ordinary shareholders on an as-if converted basis.

Voting rights

Each outstanding ordinary shareholder had right to one vote. Each preferred shareholder had a number of voting rights equivalent to the number of ordinary shares into which Series A, Series B and Series C preferred shares could have converted at the record date for determination of the shareholders entitled to vote on related matters.

Conversion

Series A preferred shares would be convertible at the option of the holder any time into ordinary shares as determined by dividing the Series A issuance price by the Series A preferred shares conversion price. The Series A preferred shares conversion price would initially be the Series A issuance price per ordinary share. Series B preferred share would be convertible at the option of the holder any time into ordinary shares as determined by dividing the Series B issuance price by the Series B conversion price. The Series B preferred shares conversion price would initially be the Series B issuance price per ordinary share. Series C preferred shares would be convertible at the option of the holder any time into ordinary shares as determined by dividing the Series C issuance price by the Series C conversion price. The conversion price would initially be the Series C issuance price per ordinary share.

Applicable conversion price would be adjusted for share dividends, subdivisions, combinations, or consolidations of ordinary shares, other distributions, reclassification, exchange and substitution. Applicable conversion price share would also be adjusted in respect of the issuance of additional ordinary shares if the consideration per additional ordinary share issued or deemed to be issued by the Company is less than such applicable conversion price in effect on the date of and immediately prior to such issue.

All preferred shares would automatically be converted into ordinary shares at the then effective applicable conversion price upon the closing of a Company qualified initial public offering or the written consent of holders of more than two thirds of the outstanding preferred shares (voting as a single class on an as-if converted basis) including consent of holders of a majority of the outstanding Series C preferred shares.